NORTHERN INVESTORS VARIABLE NAV MONEY MARKET FUND
INVESTORS VARIABLE NAV MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN INVESTORS VARIABLE NAV MONEY MARKET FUND NORTHERN INVESTORS VARIABLE NAV MONEY MARKET FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NORTHERN INVESTORS VARIABLE NAV MONEY MARKET FUND NORTHERN INVESTORS VARIABLE NAV MONEY MARKET FUND
Management Fees	0.33%
Other Expenses	0.07%	[1]
Transfer Agent Fees	0.02%
Other Operating Expenses	0.05%
Total Annual Fund Operating Expenses	0.40%
Expense Reimbursement	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%
[1]	Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. The "Total Annual Fund Operating Expenses After Expense Reimbursement" may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2017 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
NORTHERN INVESTORS VARIABLE NAV MONEY MARKET FUND | NORTHERN INVESTORS VARIABLE NAV MONEY MARKET FUND | USD ($)	36	123

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including, but not limited to:

  Obligations of U.S. banks (including obligations of foreign branches of such banks);

  Obligations of foreign commercial banks;

  Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

  Corporate bonds, notes, paper and other instruments that are of high-quality;

  Asset-backed securities and asset-backed commercial paper;

  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

  Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

  Repurchase agreements; and

  Municipal securities issued or guaranteed by state or local governmental bodies.

THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS. The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 2a-7 imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.
PRINCIPAL RISKS
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Fund’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund’s performance.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Fund, or its yield, to decline.

REGULATORY RISK is the risk associated with the SEC’s recently adopted changes to the rules that govern money market funds. These changes will (1) permit, (and, under certain circumstances require) money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restrict redemptions from a fund, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. These changes, which have a compliance date of October 14, 2016, may affect the Fund’s investment strategies, operations and/or return potential. Shareholders will be notified of changes to the Fund that result from money market reforms.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
FUND PERFORMANCE
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.